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Supplement to the Prospectus dated December 6, 1996

  MANAGEMENT AND ADMINISTRATION--Investment Manager, Administrator, Distributor, and Sub-Adviser

  Effective   December  31,  1996,  Lawrence  Marx   III  will  no  longer  have
responsibility for management of the Portfolio. Kent C. Simons and Kevin Risen will continue to be responsible for day-to-day management.

               The date of this Supplement is December 17, 1996.

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